25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial instruments assets	R$ 245,315	R$ 182,339
Derivative financial instruments assets, Current	195,324	182,339
Derivative financial instruments assets, Non-current	49,991
Derivative financial instruments liabilities	(153,615)	(235,035)
Derivative financial instruments liabilities, Current	153,612	235,035
Derivative financial instruments liabilities, Non-current	3
Designated as Cash Flow Hedge [Member] | Currency Derivatives [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial instruments assets	166,729	118,191
Derivative financial instruments liabilities	(73,417)	(96,789)
Designated as Cash Flow Hedge [Member] | Commodities Derivatives [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial instruments assets	25,191	22,761
Derivative financial instruments liabilities	(48,829)	(13,985)
Non-Designated as Cash Flow Hedge [Member] | Currency Derivatives [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial instruments assets	53,395	41,387
Derivative financial instruments liabilities	(31,369)	(25,107)
Non-Designated as Cash Flow Hedge [Member] | Stock Price Derivatives [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial instruments liabilities		R$ (99,154)